Credit Risk - Disclosure of Country Risk Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposures	£ 306,284	£ 313,347
Total
Disclosure of credit risk exposure [line items]
Exposures	306,100	313,800
Governments
Disclosure of credit risk exposure [line items]
Exposures	47,000	50,100
Banks
Disclosure of credit risk exposure [line items]
Exposures	5,300	4,700
Other
Disclosure of credit risk exposure [line items]
Exposures	8,900	15,000
Retail
Disclosure of credit risk exposure [line items]
Exposures	217,300	215,100
Corporate
Disclosure of credit risk exposure [line items]
Exposures	27,600	28,900
Eurozone | Netherlands
Disclosure of credit risk exposure [line items]
Exposures	100	200
Eurozone | Belgium
Disclosure of credit risk exposure [line items]
Exposures	600	700
Eurozone | Finland
Disclosure of credit risk exposure [line items]
Exposures	100	0
Eurozone | Total
Disclosure of credit risk exposure [line items]
Exposures	5,000	7,600
Eurozone | Total | Ireland
Disclosure of credit risk exposure [line items]
Exposures	2,400	5,300
Eurozone | Total | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Total | France
Disclosure of credit risk exposure [line items]
Exposures	1,400	600
Eurozone | Total | Germany
Disclosure of credit risk exposure [line items]
Exposures	400	400
Eurozone | Total | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Total | Other
Disclosure of credit risk exposure [line items]
Exposures	800	1,100
Eurozone | Governments
Disclosure of credit risk exposure [line items]
Exposures	400	400
Eurozone | Governments | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | France
Disclosure of credit risk exposure [line items]
Exposures	100	100
Eurozone | Governments | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Other
Disclosure of credit risk exposure [line items]
Exposures	300	300
Eurozone | Banks
Disclosure of credit risk exposure [line items]
Exposures	1,600	1,500
Eurozone | Banks | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Banks | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Banks | France
Disclosure of credit risk exposure [line items]
Exposures	800	300
Eurozone | Banks | Germany
Disclosure of credit risk exposure [line items]
Exposures	300	400
Eurozone | Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Banks | Other
Disclosure of credit risk exposure [line items]
Exposures	500	800
Eurozone | Other
Disclosure of credit risk exposure [line items]
Exposures	2,800	5,600
Eurozone | Other | Ireland
Disclosure of credit risk exposure [line items]
Exposures	2,300	5,300
Eurozone | Other | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Other | France
Disclosure of credit risk exposure [line items]
Exposures	500	200
Eurozone | Other | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Other | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Other | Other
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | France
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Other
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Corporate
Disclosure of credit risk exposure [line items]
Exposures	200	100
Eurozone | Corporate | Ireland
Disclosure of credit risk exposure [line items]
Exposures	100	0
Eurozone | Corporate | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Corporate | France
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Corporate | Germany
Disclosure of credit risk exposure [line items]
Exposures	100	0
Eurozone | Corporate | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Total | UK
Disclosure of credit risk exposure [line items]
Exposures	295,900	303,000
Other countries | Total | US
Disclosure of credit risk exposure [line items]
Exposures	1,100	1,300
Other countries | Total | Japan
Disclosure of credit risk exposure [line items]
Exposures	1,400	1,200
Other countries | Total | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	1,200	0
Other countries | Total | Other
Disclosure of credit risk exposure [line items]
Exposures	1,500	700
Other countries | Governments | UK
Disclosure of credit risk exposure [line items]
Exposures	44,100	47,900
Other countries | Governments | US
Disclosure of credit risk exposure [line items]
Exposures	100	500
Other countries | Governments | Japan
Disclosure of credit risk exposure [line items]
Exposures	1,100	1,000
Other countries | Governments | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	1,200	0
Other countries | Governments | Other
Disclosure of credit risk exposure [line items]
Exposures	100	300
Other countries | Banks | UK
Disclosure of credit risk exposure [line items]
Exposures	1,800	2,000
Other countries | Banks | US
Disclosure of credit risk exposure [line items]
Exposures	900	800
Other countries | Banks | Japan
Disclosure of credit risk exposure [line items]
Exposures	300	200
Other countries | Banks | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Banks | Other
Disclosure of credit risk exposure [line items]
Exposures	700	200
Other countries | Other | UK
Disclosure of credit risk exposure [line items]
Exposures	5,800	9,300
Other countries | Other | US
Disclosure of credit risk exposure [line items]
Exposures	100	0
Other countries | Other | Japan
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Other | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Other | Other
Disclosure of credit risk exposure [line items]
Exposures	200	100
Other countries | Retail | UK
Disclosure of credit risk exposure [line items]
Exposures	217,300	215,100
Other countries | Retail | US
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Japan
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Other
Disclosure of credit risk exposure [line items]
Exposures		0
Other countries | Corporate | UK
Disclosure of credit risk exposure [line items]
Exposures	26,900	28,700
Other countries | Corporate | US
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Corporate | Japan
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Corporate | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposures	500	100
All countries excluding Eurozone countries | Total
Disclosure of credit risk exposure [line items]
Exposures	301,100	306,200
All countries excluding Eurozone countries | Governments
Disclosure of credit risk exposure [line items]
Exposures	46,600	49,700
All countries excluding Eurozone countries | Banks
Disclosure of credit risk exposure [line items]
Exposures	3,700	3,200
All countries excluding Eurozone countries | Other
Disclosure of credit risk exposure [line items]
Exposures	6,100	9,400
All countries excluding Eurozone countries | Retail
Disclosure of credit risk exposure [line items]
Exposures	217,300	215,100
All countries excluding Eurozone countries | Corporate
Disclosure of credit risk exposure [line items]
Exposures	£ 27,400	£ 28,800